UNITED STATES               --------------------------
             SECURITIES AND EXCHANGE COMMISSION    |        OMB APPROVAL      |
                  Washington, DC 20549             |--------------------------|
                                                   |OMB Number:    3235 -0578 |
                                                   |Expires:      May 31, 2007|
                                                   |Estimated average burden  |
                                                   |hours per response...21.09|
                                                    --------------------------

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5032
                                   --------------------------------------------

                          BARON INVESTMENT FUNDS TRUST
-------------------------------------------------------------------------------
                (Exact name of registrant as specified in charter)

           767 Fifth Avenue, 49th Floor, New York, NY                 10153
-------------------------------------------------------------------------------
                   (Address of Principal Executive Offices)          (Zip Code)

                         Linda S. Martinson, Esq.
c/o Baron Investment Funds Trust, 767 Fifth Avenue, 49th Floor,  NY, NY 10153
-------------------------------------------------------------------------------
                    (Name and Address of Agent for Service)

Registrant's Telephone Number, including Area Code:  212-583-2000
                                                   --------------

Date of fiscal year end:   September 30
                         --------------------

Date of reporting period:  December 31, 2006
                         --------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.


          PERSONS WHO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.


SEC 2455 (8-05)

ITEM 1.

BARON ASSET FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2006 (UNAUDITED)

     SHARES                                                                               COST                        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (95.97%)

              ADVERTISING SERVICES (0.48%)
    400,000   Getty Images, Inc.*                                                 $ 24,379,343                 $ 17,128,000

              APPAREL (2.28%)
  1,050,000   Polo Ralph Lauren Corp., Cl A                                         22,642,344                   81,543,000

              BUSINESS SERVICES (9.83%)
  1,700,000   Brown & Brown, Inc.                                                   38,171,526                   47,957,000
  3,700,000   ChoicePoint, Inc.*+                                                   41,420,287                  145,706,000
    300,000   FactSet Research Systems, Inc.                                        15,997,388                   16,944,000
  1,450,000   Iron Mountain, Inc.*                                                  43,005,088                   59,943,000
  1,150,000   Robert Half Intl., Inc.                                                1,202,006                   42,688,000
    650,000   SEI Investments Co.                                                   24,895,335                   38,714,000
                                                                                --------------               --------------
                                                                                   164,691,630                  351,952,000

              CONSULTING (1.29%)
    305,000   Corporate Executive Board Co.                                         28,503,533                   26,748,500
    280,000   Moody's Corp.                                                          7,256,123                   19,336,800
                                                                                --------------               --------------
                                                                                    35,759,656                   46,085,300

              DISTRIBUTION (2.09%)
  1,050,000   Fastenal Co.                                                          43,455,850                   37,674,000
    950,000   Pool Corp.                                                            41,812,400                   37,211,500
                                                                                --------------               --------------
                                                                                    85,268,250                   74,885,500

              EDUCATION (1.00%)
  1,275,000   DeVry, Inc.                                                            7,614,588                   35,700,000

              ENERGY SERVICES (5.30%)
  1,000,000   Helmerich & Payne, Inc.                                               33,457,321                   24,470,000
    200,000   Petroplus Holdings AG*^                                               11,421,880                   12,143,580
    500,000   SEACOR Holdings, Inc.*                                                14,322,278                   49,570,000
    200,000   Ultra Petroleum Corp.*                                                 4,847,419                    9,550,000
  2,000,000   XTO Energy, Inc.                                                      13,602,027                   94,100,000
                                                                                --------------               --------------
                                                                                    77,650,925                  189,833,580

              FINANCIAL SERVICES - ASSET MANAGEMENT (5.23%)
    600,000   AllianceBernstein Holding L.P.                                        26,965,809                   48,240,000
  1,650,000   Eaton Vance Corp.                                                     40,843,407                   54,466,500
    950,000   Nuveen Investments, Inc., Cl A                                        34,005,739                   49,286,000
    800,000   T. Rowe Price Group, Inc.                                             21,584,167                   35,016,000
                                                                                --------------               --------------
                                                                                   123,399,122                  187,008,500

              FINANCIAL SERVICES - BANKING (0.99%)
    500,000   City National Corp.                                                   36,078,852                   35,600,000

              FINANCIAL SERVICES - BROKERAGE AND EXCHANGES (9.29%)
  8,800,000   Charles Schwab Corp.                                                  21,422,499                  170,192,000
    255,000   Chicago Mercantile Exchange Holdings, Inc., Cl A                      18,498,370                  129,986,250
  1,200,000   Jefferies Group, Inc.                                                 34,974,500                   32,184,000
                                                                                --------------               --------------
                                                                                    74,895,369                  332,362,250

              FINANCIAL SERVICES - INSURANCE (5.03%)
  1,000,000   Arch Capital Group, Ltd.*                                             33,841,383                   67,610,000
    850,000   Assurant, Inc.                                                        28,107,970                   46,962,500
    900,000   Axis Capital Holdings, Ltd.                                           22,637,258                   30,033,000
  1,100,000   HCC Insurance Holdings, Inc.                                          34,706,474                   35,299,000
                                                                                --------------               --------------
                                                                                   119,293,085                  179,904,500

              FINANCIAL SERVICES - MISCELLANEOUS (1.33%)
    400,000   The First Marblehead Corp.                                             8,433,548                   21,860,000
    125,000   The Student Loan Corp.                                                17,812,742                   25,912,500
                                                                                --------------               --------------
                                                                                    26,246,290                   47,772,500

              GAMING SERVICES (0.84%)
  1,000,000   Scientific Games Corp., Cl A*                                         29,473,775                   30,230,000

              GOVERNMENT SERVICES (0.67%)
  1,350,000   SAIC, Inc.*                                                           23,444,145                   24,016,500

BARON ASSET FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
DECEMBER 31, 2006 (UNAUDITED)

     SHARES                                                                               COST                        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
              HEALTHCARE FACILITIES (3.79%)
    675,000   Brookdale Senior Living, Inc.                                         28,116,090                   32,400,000
    900,000   Community Health Systems, Inc.*                                       24,384,740                   32,868,000
  1,500,000   Manor Care, Inc.                                                      32,956,389                   70,380,000
                                                                                --------------               --------------
                                                                                    85,457,219                  135,648,000

              HEALTHCARE PRODUCTS (2.48%)
  1,130,000   DENTSPLY International, Inc.                                          24,654,030                   33,730,500
    800,000   Henry Schein, Inc.*                                                   22,796,151                   39,184,000
    200,000   Zimmer Holdings, Inc.*                                                 6,087,903                   15,676,000
                                                                                --------------               --------------
                                                                                    53,538,084                   88,590,500

              HEALTHCARE SERVICES (5.03%)
    125,000   Advanced Medical Optics, Inc.*                                         5,461,533                    4,400,000
    625,000   Covance, Inc.*                                                        36,702,453                   36,818,750
    325,000   IDEXX Laboratories, Inc.*                                             26,189,082                   25,772,500
    550,000   Stericycle, Inc.*                                                     33,158,008                   41,525,000
    850,000   Thermo Fisher Scientific, Inc.*
              (formerly Fisher Scientific Intl., Inc.)                              24,522,276                   38,496,500
  1,025,000   VCA Antech, Inc.*                                                     34,246,649                   32,994,750
                                                                                --------------               --------------
                                                                                   160,280,001                  180,007,500

              HEALTHCARE SERVICES - INSURANCE (1.54%)
    700,000   WellPoint, Inc.*                                                      17,819,752                   55,083,000

              HOTELS AND LODGING (2.43%)
    850,000   Choice Hotels Intl., Inc.                                              4,185,563                   35,785,000
    625,000   Four Seasons Hotels, Inc.                                             23,375,834                   51,243,750
                                                                                --------------               --------------
                                                                                    27,561,397                   87,028,750

              MANUFACTURING (0.72%)
    625,000   Embraer-Empresa Brasileira de Aeronautica S.A.                        25,631,136                   25,893,750

              MEDIA (1.87%)
  1,025,000   Lamar Advertising Co., Cl A*                                          56,388,714                   67,024,750

              REAL ESTATE (3.71%)
  2,100,000   CB Richard Ellis Group, Inc., Cl A*                                   28,094,176                   69,720,000
    212,766   Corrections Corp. of America*                                              1,418                    9,623,406
    500,000   Forest City Enterprises, Inc., Cl A                                   24,352,392                   29,200,000
    450,000   The St. Joe Company                                                   29,682,429                   24,106,500
                                                                                --------------               --------------
                                                                                    82,130,415                  132,649,906

              REAL ESTATE - HOME BUILDING (1.89%)
    225,000   M.D.C. Holdings, Inc.                                                 13,857,682                   12,836,250
     30,000   NVR, Inc.*                                                             9,896,096                   19,350,000
  1,100,000   Toll Brothers, Inc.*                                                  22,617,686                   35,453,000
                                                                                --------------               --------------
                                                                                    46,371,464                   67,639,250

              REAL ESTATE - REITS (5.68%)
    314,000   Alexander's, Inc.*#                                                   20,453,936                  131,770,100
     80,000   AvalonBay Communities, Inc.                                            8,451,711                   10,404,000
    800,000   Douglas Emmett, Inc.                                                  17,052,243                   21,272,000
    300,000   SL Green Realty Corp.                                                 27,256,339                   39,834,000
                                                                                --------------               --------------
                                                                                    73,214,229                  203,280,100

              RECREATION AND RESORTS (11.81%)
  1,100,000   Boyd Gaming Corp.                                                     45,168,551                   49,841,000
  5,200,000   Kerzner Intl. Holdings, Ltd., Cl A*@                                  52,000,000                   52,000,000
  3,000,000   Vail Resorts, Inc.*#                                                  61,273,805                  134,460,000
    600,000   Wynn Resorts, Ltd.*                                                    7,781,086                   56,310,000
  1,459,408   Wynn Resorts, Ltd.*@                                                  30,030,772                  130,117,169
                                                                                --------------               --------------
                                                                                   196,254,214                  422,728,169

              RESTAURANTS (0.88%)
  1,275,000   The Cheesecake Factory, Inc.*                                         29,769,298                   31,365,000

              RETAIL - CONSUMER STAPLES (1.31%)
  1,000,000   Whole Foods Market, Inc.                                              30,786,746                   46,930,000

BARON ASSET FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
DECEMBER 31, 2006 (UNAUDITED)

     SHARES                                                                               COST                        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
              RETAIL - SPECIALTY STORES (2.69%)
    550,000   CarMax, Inc.*                                                         14,518,495                   29,496,500
    650,000   O'Reilly Automotive, Inc.*                                            17,533,497                   20,839,000
  1,175,000   Tiffany & Co.                                                         38,291,813                   46,107,000
                                                                                   -----------                  -----------
                                                                                    70,343,805                   96,442,500

              TRANSPORTATION (2.73%)
  1,500,000   C. H. Robinson Worldwide, Inc.                                        27,854,391                   61,335,000
    900,000   Expeditors International of Washington, Inc.                          21,676,121                   36,450,000
                                                                                --------------               --------------
                                                                                    49,530,512                   97,785,000

              UTILITY SERVICES (1.76%)
  2,250,000   Southern Union Co.                                                    28,662,596                   62,887,500
                                                                                --------------               --------------


TOTAL COMMON STOCKS                                                              1,884,576,956                3,435,005,305
                                                                                --------------               --------------
----------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS  (0.33%)

              EDUCATION (0.02%)
    105,264   Apollo International, Inc. S-A CV Pfd.*@#                              2,000,016                      600,000

              HEALTHCARE SERVICES (0.31%)
      6,841   Somerford Corp. S-A Conv. Pfd.*@                                      10,951,004                   10,951,002
                                                                                --------------                -------------

TOTAL CONVERTIBLE PREFERRED STOCKS                                                  12,951,020                   11,551,002
                                                                                --------------                -------------

  PRINCIPAL AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
SHORT TERM MONEY MARKET INSTRUMENTS (7.30%)

$ 1,544,083   Chesham Finance Ltd. 5.29%
              due 01/02/2007                                                         1,544,083                    1,544,083

 29,912,333   Citigroup Funding, Inc. 5.28%
              due 01/02/2007                                                        29,912,333                   29,912,333

 74,955,917   Ebury Finance LLC 5.29%
              due 01/02/2007                                                        74,955,917                   74,955,917

 49,971,389   General Electric Capital Corp. 5.15%
              due 01/02/2007                                                        49,971,389                   49,971,389

  9,983,744   Mont Blanc Capital Corp. 5.33%
              due 01/02/2007                                                         9,983,744                    9,983,744

 19,918,022   PB Finance, Inc. 5.29%
              due 01/04/2007                                                        19,918,022                   19,918,022

 49,970,667   SanPaolo IMI U.S Financial Co. 5.28%
              due 01/02/2007                                                        49,970,667                   49,970,667

 24,996,049   Swiss Re Financial Products Corp. 5.29%
              due 01/05/2007                                                        24,996,049                   24,996,049
                                                                                --------------               --------------

TOTAL SHORT TERM MONEY MARKET INSTRUMENTS                                          261,252,204                  261,252,204
                                                                                --------------               --------------

TOTAL INVESTMENTS (103.60%)                                                     $2,158,780,180                3,707,808,511
                                                                                ==============

LIABILITIES LESS
    CASH AND OTHER ASSETS  (-3.60%)                                                                            (128,693,724)
                                                                                                             --------------

NET ASSETS (EQUIVALENT TO $59.80 PER
  SHARE BASED ON 59,854,580 SHARES
  OUTSTANDING)                                                                                               $3,579,114,787
                                                                                                             ==============

-------------
% Represents percentage of net assets
@ Restricted and fair valued securities
# See Note 3 regarding "affiliated investments".
* Non-income producing securities
+ Represents securities, or a portion thereof, in segregated custodian account. ^ Foreign domiciled corporation.

See Notes to Schedules of Investments.

BARON GROWTH FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2006(UNAUDITED)

     SHARES                                                                               COST                        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (91.72%)

              ADVERTISING SERVICES (0.21%)
    450,000   Harte-Hanks, Inc.                                                 $    7,987,320               $   12,469,500

              APPAREL (2.30%)
  2,900,000   Carter's, Inc.*                                                       39,178,712                   73,950,000
  1,225,000   Under Armour, Inc., Cl A*                                             40,384,710                   61,801,250
                                                                                --------------               --------------
                                                                                    79,563,422                  135,751,250

              AUTOMOTIVE PARTS (0.65%)
 10,000,000   Delphi Corp.*                                                         16,306,970                   38,200,000

              BUSINESS SERVICES (3.30%)
    600,000   Brown & Brown, Inc.                                                    9,830,330                   16,926,000
  1,592,000   ChoicePoint, Inc.*+                                                   35,519,748                   62,692,960
  2,725,000   Copart, Inc.*                                                         69,029,357                   81,750,000
     40,000   FactSet Research Systems, Inc.                                         2,040,491                    2,259,200
    870,000   Macquarie Infrastructure Company Trust                                29,029,878                   30,867,600
                                                                                --------------               --------------
                                                                                   145,449,804                  194,495,760

              CHEMICAL (0.76%)
    700,000   Senomyx, Inc.*                                                         6,340,864                    9,093,000
  1,650,000   Symyx Technologies, Inc.*#                                            26,885,343                   35,623,500
                                                                                --------------               --------------
                                                                                    33,226,207                   44,716,500

              COMMUNICATIONS (2.20%)
  1,100,000   Equinix, Inc.*                                                        36,191,006                   83,182,000
  1,700,000   SBA Communications Corp., Cl A*                                        6,533,039                   46,750,000
                                                                                --------------               --------------
                                                                                    42,724,045                  129,932,000

              CONSUMER PRODUCTS (1.29%)
    289,228   Bare Escentuals, Inc.*                                                 8,147,677                    8,986,314
  1,575,000   Church & Dwight Co., Inc.                                             58,038,013                   67,173,750
                                                                                   -----------                  ----------
                                                                                    66,185,690                   76,160,064

              CONSUMER SERVICES (1.76%)
  1,350,000   Chemed Corp.#                                                         51,815,546                   49,923,000
  1,200,000   Morningstar, Inc.*                                                    26,102,655                   54,060,000
                                                                                --------------               --------------
                                                                                    77,918,201                  103,983,000

              DISTRIBUTION (1.29%)
  1,225,000   Beacon Roofing Supply, Inc.*                                          30,531,977                   23,054,500
    875,000   Pool Corp.                                                            34,074,625                   34,273,750
    400,000   Watsco, Inc.                                                          24,527,807                   18,864,000
                                                                                --------------               --------------
                                                                                    89,134,409                   76,192,250

              EDUCATION (3.03%)
  3,700,000   DeVry, Inc.#                                                          62,024,338                  103,600,000
     25,000   New Oriental Education & Technology Group, Inc.*                         480,530                      838,500
    700,000   Strayer Education, Inc.                                               57,859,739                   74,235,000
                                                                                   -----------                  ----------
                                                                                   120,364,607                  178,673,500

              ENERGY SERVICES (6.05%)
    400,000   Core Laboratories N.V.*                                               19,417,274                   32,400,000
    775,000   Dresser-Rand Group, Inc.*                                             18,525,614                   18,964,250
  3,100,000   Encore Acquisition Co.*#                                              51,499,113                   76,043,000
    925,000   EXCO Resources, Inc.*                                                 12,502,845                   15,641,750
  1,100,000   FMC Technologies, Inc.*                                               25,188,996                   67,793,000
    250,000   Helmerich & Payne, Inc.                                                5,783,092                    6,117,500
    637,500   PHI, Inc.*                                                            18,390,290                   20,865,375
    487,500   Range Resources Corp.                                                  8,333,343                   13,386,750
    440,000   SEACOR Holdings, Inc.*                                                17,768,097                   43,621,600
    850,000   SunPower Corp., Cl A*                                                 24,439,815                   31,594,500
    650,000   Whiting Petroleum Corp.*                                              22,550,925                   30,290,000
                                                                                --------------               --------------
                                                                                   224,399,404                  356,717,725

BARON GROWTH FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
DECEMBER 31, 2006(UNAUDITED)

     SHARES                                                                               COST                        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
              FINANCIAL SERVICES - ASSET MANAGEMENT (2.05%)
  1,850,000   Cohen & Steers, Inc.                                                  33,937,753                   74,314,500
    650,000   Eaton Vance Corp.                                                     11,290,146                   21,456,500
    260,000   GAMCO Investors, Inc., Cl A                                            3,811,537                    9,999,600
    290,000   Nuveen Investments, Inc., Cl A                                         7,748,686                   15,045,200
                                                                                --------------               --------------
                                                                                    56,788,122                  120,815,800

              FINANCIAL SERVICES - BANKING (4.23%)
    725,000   Cathay General Bancorp                                                26,411,085                   25,019,750
    850,000   Center Financial Corp.#                                               18,904,650                   20,374,500
    800,000   Central Pacific Financial Corp.                                       28,316,418                   31,008,000
  1,300,000   First Republic Bank                                                   40,949,132                   50,804,000
    585,000   Frontier Financial Corp.                                              13,487,671                   17,099,550
  4,000,000   UCBH Holdings, Inc.                                                   80,006,240                   70,240,000
  1,000,000   Western Alliance Bancorporation*                                      34,285,616                   34,770,000
                                                                                --------------               --------------
                                                                                   242,360,812                  249,315,800

              FINANCIAL SERVICES - BROKERAGE & EXCHANGES (4.17%)
    538,700   Evercore Partners, Inc.*                                              13,584,216                   19,851,095
  1,750,000   International Securities Exchange Holdings,  Inc., Cl A               49,915,685                   81,882,500
  4,800,000   Jefferies Group, Inc.                                                 73,517,475                  128,736,000
     25,000   KBW, Inc.*                                                               609,202                      734,750
    690,000   Thomas Weisel Partners Group, Inc.*                                   12,945,423                   14,559,000
                                                                                --------------               --------------
                                                                                   150,572,001                  245,763,345

              FINANCIAL SERVICES - INSURANCE (1.89%)
  1,650,000   Arch Capital Group, Ltd.*                                             51,045,431                  111,556,500

              FINANCIAL SERVICES - MISCELLANEOUS (2.74%)
  1,000,000   CheckFree Corp.*                                                      18,042,917                   40,160,000
  1,525,000   National Financial Partners Corp.                                     81,123,705                   67,054,250
  1,000,000   The First Marblehead Corp.                                            18,885,654                   54,650,000
                                                                                --------------               --------------
                                                                                   118,052,276                  161,864,250

              FOOD AND AGRICULTURE (1.21%)
  1,400,000   Ralcorp Hldgs., Inc.*#                                                53,671,573                   71,246,000

              GAMING SERVICES (1.11%)
  1,300,000   Scientific Games Corp., Cl A*                                         32,010,748                   39,299,000
  1,000,000   Shuffle Master, Inc.*                                                 26,821,533                   26,200,000
                                                                                --------------               --------------
                                                                                    58,832,281                   65,499,000

              HEALTHCARE FACILITIES (3.58%)
  2,000,000   Community Health Systems, Inc.*                                       49,858,102                   73,040,000
  1,800,000   Manor Care, Inc.                                                      33,815,991                   84,456,000
    550,000   Sun Healthcare Group, Inc.*                                            6,187,500                    6,946,500
  1,650,000   United Surgical Partners Intl., Inc.*                                 23,181,527                   46,777,500
                                                                                --------------               --------------
                                                                                   113,043,120                  211,220,000

              HEALTHCARE PRODUCTS (1.99%)
  1,950,000   Depomed, Inc.*                                                        11,124,661                    6,727,500
  2,000,000   Edwards Lifesciences Corp.*                                           59,602,587                   94,080,000
    850,000   PSS World Medical, Inc.*                                              17,338,615                   16,600,500
                                                                                --------------               --------------
                                                                                    88,065,863                  117,408,000

              HEALTHCARE SERVICES (3.35%)
  1,050,000   Charles River Laboratories Intl., Inc.*                               30,142,796                   45,412,500
    800,000   Gen-Probe, Inc.*                                                      33,725,299                   41,896,000
    160,000   IDEXX Laboratories, Inc.*                                              9,006,923                   12,688,000
  1,360,832   NightHawk Radiology Holdings, Inc.*                                   25,353,535                   34,701,216
  1,525,000   Odyssey HealthCare, Inc.*                                             17,605,293                   20,221,500
  1,170,000   PRA International*                                                    27,656,996                   29,565,900
    400,700   VCA Antech, Inc.*                                                     11,830,115                   12,898,533
                                                                                --------------               --------------
                                                                                   155,320,957                  197,383,649

              HEALTHCARE SERVICES - INSURANCE (4.62%)
  3,000,000   AMERIGROUP Corp.*#                                                    52,200,579                  107,670,000
  2,500,000   Centene Corp.*#                                                       21,745,210                   61,425,000
  1,500,000   WellCare Health Plans, Inc.*                                          63,788,253                  103,350,000
                                                                                --------------               --------------
                                                                                   137,734,042                  272,445,000

BARON GROWTH FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
DECEMBER 31, 2006(UNAUDITED)

     SHARES                                                                               COST                        VALUE
-----------------------------------------------------------------------------------------------------------------------------------

              HOTELS AND LODGING (3.29%)
  1,000,000   Choice Hotels Intl., Inc.                                              5,706,995                   42,100,000
  1,800,000   Four Seasons Hotels, Inc.                                             71,435,019                  147,582,000
    500,000   Kingdom Hotel Investments*^                                            4,545,612                    4,350,000
                                                                                --------------               --------------
                                                                                    81,687,626                  194,032,000

              MEDIA (1.15%)
    600,000   Central European Media Enterprises, Ltd.*                             29,408,871                   42,000,000
  1,000,000   Netflix, Inc.*                                                        26,673,225                   25,860,000
                                                                                --------------               --------------
                                                                                    56,082,096                   67,860,000

              MEDICAL EQUIPMENT (0.45%)
    275,000   Intuitive Surgical, Inc.*                                              4,029,661                   26,372,500

              REAL ESTATE (3.63%)
  4,950,000   CB Richard Ellis Group, Inc., Cl A*                                   35,102,586                  164,340,000
    925,000   CoStar Group, Inc.*                                                   39,770,736                   49,543,000
                                                                                --------------               --------------
                                                                                    74,873,322                  213,883,000

              REAL ESTATE - HOME BUILDING (2.09%)
    900,000   Brookfield Homes Corp.                                                30,105,788                   33,795,000
    750,000   Hovnanian Enterprises, Inc., Cl A*                                    18,292,979                   25,425,000
    625,000   M.D.C. Holdings, Inc.                                                 31,144,412                   35,656,250
    250,000   Meritage Homes Corp.*                                                 13,672,494                   11,930,000
    625,000   Standard Pacific Corp.                                                15,938,559                   16,743,750
                                                                                --------------               --------------
                                                                                   109,154,232                  123,550,000

              REAL ESTATE - REITS (1.66%)
    108,800   Alexander's, Inc.*                                                    18,295,293                   45,657,920
  1,416,667   CBRE Realty Finance, Inc.                                             21,054,283                   22,255,839
  2,429,800   Spirit Finance Corp.                                                  27,122,907                   30,299,606
                                                                                --------------               --------------
                                                                                    66,472,483                   98,213,365

              RECREATION AND RESORTS (8.90%)
  1,850,000   Ameristar Casinos, Inc.                                               36,589,851                   56,869,000
    200,000   Boyd Gaming Corp.                                                      5,345,492                    9,062,000
  1,500,000   Fontainebleau Resorts, LLC@                                           15,000,000                   15,000,000
    450,000   Gaylord Entertainment Co.*                                            12,911,388                   22,918,500
  1,450,000   Isle of Capri Casinos, Inc.*                                          30,683,260                   38,541,000
  7,400,000   Kerzner Intl. Holdings, Ltd., Cl A*@                                  74,000,000                   74,000,000
    300,000   Life Time Fitness, Inc.*                                               9,895,549                   14,553,000
    575,000   Penn National Gaming, Inc.*                                           16,140,523                   23,931,500
    825,000   Pinnacle Entertainment, Inc.*                                         25,270,156                   27,340,500
  1,700,000   Station Casinos, Inc.                                                 39,029,399                  138,839,000
  1,250,000   Vail Resorts, Inc.*                                                   21,897,070                   56,025,000
    537,677   Wynn Resorts, Ltd.*@                                                  11,063,956                   47,937,937
                                                                                --------------               --------------
                                                                                   297,826,644                  525,017,437

              RESTAURANTS (3.18%)
    950,000   California Pizza Kitchen, Inc.*                                       24,386,635                   31,644,500
     91,193   Chipotle Mexican Grill, Inc.*                                          3,795,605                    5,198,001
    700,000   Panera Bread Co., Cl A*                                               25,727,519                   39,137,000
    700,000   Peet's Coffee & Tea, Inc.*#                                           15,273,680                   18,368,000
    500,000   P.F. Chang's China Bistro, Inc.*                                      22,165,448                   19,190,000
  3,021,200   The Cheesecake Factory, Inc.*                                         67,899,393                   74,321,520
                                                                                --------------               --------------
                                                                                   159,248,280                  187,859,021

              RETAIL - SPECIALTY STORES (9.39%)
   875,000    Blue Nile, Inc.*#                                                     26,058,719                   32,278,750
 1,200,000    Cabela's, Inc., Cl A*                                                 26,601,533                   28,956,000
 1,650,000    CarMax, Inc.*                                                         34,948,928                   88,489,500
 2,500,000    Dick's Sporting Goods, Inc.*                                          86,074,246                  122,475,000
 1,375,000    DSW, Inc., Cl A*                                                      33,833,387                   53,033,750
   900,000    Guitar Center, Inc.*                                                  51,761,075                   40,914,000
 1,340,000    J. Crew Group, Inc.*                                                  35,741,402                   51,657,000
 2,700,000    Select Comfort Corp.*#                                                38,016,795                   46,953,000
   625,000    Tractor Supply Co.*                                                   24,758,679                   27,943,750
 2,600,000    United Auto Group, Inc.                                               51,482,932                   61,282,000
                                                                                --------------               --------------
                                                                                   409,277,696                  553,982,750

BARON GROWTH FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
DECEMBER 31, 2006(UNAUDITED)

     SHARES                                                                               COST                        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
              SOFTWARE (0.06%)
   125,000    Allscripts Healthcare Solutions, Inc.*                                 3,418,253                    3,373,750

              TRANSPORTATION (2.10%)
   350,000    American Railcar Industries, Inc.                                      8,421,668                   11,914,000
   175,000    Florida East Coast Industries, Inc.                                    9,217,829                   10,430,000
 1,863,750    Genesee & Wyoming, Inc., Cl A*                                        28,652,530                   48,904,800
   550,000    Landstar System, Inc.                                                 13,610,267                   20,999,000
 1,050,000    UTI Worldwide, Inc.                                                   24,275,698                   31,395,000
                                                                                --------------               --------------
                                                                                    84,177,992                  123,642,800

              UTILITY SERVICES (2.04%)
 1,872,700    ITC Holdings Corp.                                                    51,917,525                   74,720,730
 1,627,498    Southern Union Co.                                                    19,474,277                   45,488,569
                                                                                --------------               --------------
                                                                                    71,391,802                  120,209,299
                                                                                --------------               --------------


TOTAL COMMON STOCKS                                                              3,546,386,644                5,409,804,815
                                                                                --------------               --------------

CONVERTIBLE PREFERRED STOCKS (0.17%)

              PHARMACEUTICAL (0.13%)
    750,000   Reliant Pharmaceuticals LLC Series D*@                                15,000,000                    7,500,000

              TRANSPORTATION (0.04%)
    234,375   EOS Airlines, Inc., Cl C*@                                             2,500,000                    2,500,000
                                                                                --------------               --------------

TOTAL CONVERTIBLE PREFERRED STOCKS                                                  17,500,000                   10,000,000
                                                                                --------------               --------------

  PRINCIPAL
     AMOUNT
-----------
CORPORATE BONDS (1.80%)

              RECREATION AND RESORTS
$26,000,000   Wynn Resorts, Ltd. 6.00%
              Sub. Conv. Deb. due  07/15/2015                                       25,494,344                  106,405,000
                                                                                --------------               --------------

SHORT TERM MONEY MARKET INSTRUMENTS (6.03%)


 19,707,248   Britannia Building Society, Inc. 5.29%
              due 01/08/2007                                                        19,707,248                   19,707,248

 31,976,267   Cargil Global Funding PLC 5.34%
              due 01/02/2007                                                        31,976,267                   31,976,267

 17,014,694   Chesham Finance Ltd. 5.29%
              due 01/02/2007                                                        17,014,694                   17,014,694

 29,912,333   Citigroup Funding, Inc. 5.28%
              due 01/02/2007                                                        29,912,333                   29,912,333

 19,953,067   Citigroup Funding, Inc. 5.29%
              due 01/03/2007                                                        19,953,067                   19,953,067

 24,985,305   Ebury Finance LLC 5.29%
              due 01/02/2007                                                        24,985,305                   24,985,305

  1,998,855   General Electric Capital Corp. 5.15%
              due 01/02/2007                                                         1,998,855                    1,998,855

 39,917,867   Manhattan Asset Funding Co. 5.29%
              due 01/04/2007                                                        39,917,867                   39,917,867

 24,959,361   Mont Blanc Capital Corp. 5.33%
              due 01/02/2007                                                        24,959,361                   24,959,361

 22,680,024   New Jersey Natural Gas Co. 5.28%
              due 01/03/2007                                                        22,680,024                   22,680,024

  7,991,756   NSTAR 5.31%
              due 01/05/2007                                                         7,991,756                    7,991,756

 39,836,044   PB Finance, Inc. 5.29%
              due 01/04/2007                                                        39,836,044                   39,836,044

 49,970,667   SanPaolo IMI U.S Financial Co. 5.28%
              due 01/02/2007                                                        49,970,667                   49,970,667

 24,886,549   Swiss Re Financial Products Corp. 5.29%
              due 01/05/2007                                                        24,886,549                   24,886,549
                                                                                --------------               --------------

TOTAL SHORT TERM MONEY MARKET INSTRUMENTS                                          355,790,037                  355,790,037
                                                                                --------------               --------------

TOTAL INVESTMENTS (99.72%)                                                      $3,945,171,025                5,881,999,852
                                                                                ==============

CASH AND OTHER ASSETS LESS
     LIABILITIES (0.28%)                                                                                         16,401,212
                                                                                                             --------------


NET ASSETS (EQUIVALENT TO $49.88 PER
  SHARE BASED ON 118,246,062 SHARES
  OUTSTANDING)                                                                                               $5,898,401,064
                                                                                                             ==============

--------------
% Represents percentage of net assets
@ Restricted and fair valued securities
# See Note 3 regarding "affiliated investments".
* Non-income producing securities
+ Represents securities, or a portion thereof, in segregated custodian account. ^ Foreign domiciled corporation

See Notes to Schedules of Investments.

BARON SMALL CAP FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
AS OF DECEMBER 31, 2006 (UNAUDITED)

                 SHARES                                                                   COST               VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (97.07%)

                          ADVERTISING SERVICES (1.46%)
                  725,000 R.H. Donnelley Corp.*                                      $   26,979,391     $   45,479,250

                          APPAREL (3.48%)
                1,500,000 Carter's, Inc.*                                                26,602,058         38,250,000
                1,000,000 Fossil, Inc.*                                                  20,249,122         22,580,000
                3,000,000 Quiksilver, Inc.*                                              24,477,344         47,250,000
                                                                                     --------------     --------------
                                                                                         71,328,524        108,080,000

                          BUILDING MATERIALS (2.22%)
                1,600,000 Eagle Materials, Inc.                                          30,800,398         69,168,000

                          BUSINESS SERVICES (3.14%)
                  725,000 ChoicePoint, Inc.*                                              6,949,762         28,550,500
                1,250,000 First Advantage Corp., Cl A*                                   24,751,689         28,700,000
                  975,000 Iron Mountain, Inc.*                                           10,010,523         40,306,500
                                                                                     --------------     --------------
                                                                                         41,711,974         97,557,000

                          COMMUNICATIONS (5.67%)
                1,900,000 American Tower Corp., Cl A*+                                    7,089,916         70,832,000
                2,750,000 SBA Communications Corp., Cl A*                                27,026,677         75,625,000
                1,500,000 Time Warner Telecom, Inc., Cl A*                               24,518,321         29,895,000
                                                                                     --------------     --------------
                                                                                         58,634,914        176,352,000

                          CONSULTING (2.51%)
                  275,000 Corporate Executive Board Co.                                   4,596,431         24,117,500
                2,200,000 Navigant Consulting, Inc.*                                     39,335,041         43,472,000
                  385,711 TALX Corp.                                                      9,429,341         10,587,767
                                                                                     --------------     --------------
                                                                                         53,360,813         78,177,267

                          CONSUMER PRODUCTS (3.48%)
                2,000,000 ACCO Brands Corp.*                                             48,493,311         52,940,000
                1,625,000 DTS, Inc.*#                                                    34,251,425         39,308,750
                  600,000 Marvel Entertainment, Inc.*                                    11,436,124         16,146,000
                                                                                     --------------     --------------
                                                                                         94,180,860        108,394,750

                          DISTRIBUTION (2.04%)
                1,750,000 Beacon Roofing Supply, Inc.*                                   44,914,232         32,935,000
                  775,000 Pool Corp.                                                     29,445,993         30,356,750
                                                                                     --------------     --------------
                                                                                         74,360,225         63,291,750

                          EDUCATION (1.80%)
                  444,000 Strayer Education, Inc.                                        37,452,156         47,086,200
                  400,000 Universal Technical Institute, Inc.*                            9,741,875          8,884,000
                                                                                     --------------     --------------
                                                                                         47,194,031         55,970,200

                          ENERGY SERVICES (4.35%)
                2,500,000 Covanta Holding Corp.*                                         38,709,339         55,100,000
                  857,500 PHI, Inc.*                                                     24,669,136         28,065,975
                1,400,000 SunPower Corp., Cl A*                                          42,272,273         52,038,000
                                                                                     --------------     --------------
                                                                                        105,650,748        135,203,975

                          ENVIRONMENTAL (0.66%)
                1,000,000 Nalco Holding Co.*                                             17,014,844         20,460,000

                          FINANCIAL SERVICES - ASSET MANAGEMENT (0.31%)
                  250,000 GAMCO Investors, Inc., Cl A                                     4,356,166          9,615,000

                          FINANCIAL SERVICES - INSURANCE (0.93%)
                  200,000 Arch Capital Group, Ltd.*                                       5,515,966         13,522,000
                  850,000 SeaBright Insurance Holdings, Inc.*                            13,779,508         15,308,500
                                                                                     --------------     --------------
                                                                                         19,295,474         28,830,500

                          GAMING SERVICES (0.34%)
                1,500,000 Cash Systems, Inc.*#                                           10,062,346         10,710,000

BARON SMALL CAP FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
AS OF DECEMBER 31, 2006 (UNAUDITED)

                 SHARES                                                                   COST               VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                          GOVERNMENT SERVICES (4.33%)
                2,000,000 FLIR Systems, Inc.*                                            39,339,280         63,660,000
                2,400,000 L-1 Identity Solutions, Inc.*                                  41,992,243         36,312,000
                  600,000 Mantech Intl. Corp., Cl A*                                     11,308,165         22,098,000
                  750,000 Stanley, Inc.*                                                 11,687,426         12,682,500
                                                                                     --------------     --------------
                                                                                        104,327,114        134,752,500

                          HEALTHCARE FACILITIES (4.01%)
                1,400,000 Brookdale Senior Living, Inc.                                  34,154,493         67,200,000
                2,025,000 United Surgical Partners Intl., Inc.*                          27,238,931         57,408,750
                                                                                     --------------     --------------
                                                                                         61,393,424        124,608,750

                          HEALTHCARE SERVICES (1.96%)
                  475,000 Gen-Probe, Inc.*                                               21,507,724         24,875,750
                  526,400 NightHawk Radiology Holdings, Inc.*                             9,871,271         13,423,200
                  895,000 PRA International*                                             21,077,668         22,616,650
                                                                                     --------------     --------------
                                                                                         52,456,663         60,915,600

                          HOTELS AND LODGING (2.12%)
                2,403,400 Kingdom Hotel Investments^*                                    21,662,522         20,909,580
                  950,000 Orient-Express Hotels, Ltd.                                    37,075,828         44,954,000
                                                                                     --------------     --------------
                                                                                         58,738,350         65,863,580

                          LEISURE (1.38%)
                1,650,000 MarineMax, Inc.*#                                              43,423,427         42,784,500

                          MACHINERY & ELECTRONICS (1.62%)
                1,000,000 Flowserve Corp.*                                               31,808,128         50,470,000

                          MANUFACTURING (4.30%)
                  850,000 Actuant Corp., Cl A                                            29,848,706         40,502,500
                  932,900 HEICO Corp., Cl A                                              25,105,956         30,393,882
                  888,000 Koppers Holdings, Inc.                                         12,636,913         23,150,160
                  586,800 Measurement Specialties, Inc.*                                 13,803,636         12,698,352
                1,016,000 TransDigm Group, Inc.*                                         23,439,245         26,934,160
                                                                                     --------------     --------------
                                                                                        104,834,456        133,679,054

                          MEDIA (1.46%)
                1,800,000 CKX, Inc.*                                                     21,481,596         21,114,000
                2,400,000 Radio One, Inc., Cl D*                                         27,663,129         16,176,000
                  380,000 Regal Entertainment Group, Cl A                                 4,528,832          8,101,600
                                                                                     --------------     --------------
                                                                                         53,673,557         45,391,600

                          MEDICAL EQUIPMENT (4.89%)
                1,700,000 American Medical Systems Holdings, Inc.*                       29,885,201         31,484,000
                1,700,000 Immucor, Inc.*                                                  6,870,334         49,691,000
                  425,000 Intuitive Surgical, Inc.*                                       6,162,500         40,757,500
                  950,000 Kensey Nash Corp.*#                                            27,605,709         30,210,000
                                                                                     --------------     --------------
                                                                                         70,523,744        152,142,500

                          MINERALS & MINING (1.66%)
                1,850,000 Novelis, Inc.                                                  42,662,437         51,522,500

                          PRINTING AND PUBLISHING (0.77%)
                1,000,000 Interactive Data Corp.                                         13,502,909         24,040,000

                          REAL ESTATE (3.10%)
                2,900,000 CB Richard Ellis Group, Inc., Cl A*                            28,782,116         96,280,000

                          REAL ESTATE - HOME BUILDING (1.51%)
                1,250,000 Brookfield Homes Corp.                                         30,392,566         46,937,500

                          REAL ESTATE - REITS (2.69%)
                2,000,000 KKR Financial Corp.                                            50,758,586         53,580,000
                2,000,000 Spirit Finance Corp.                                           21,152,304         24,940,000
                  250,000 U-Store-It Trust                                                5,491,352          5,137,500
                                                                                     --------------     --------------
                                                                                         77,402,242         83,657,500

                          RECREATION AND RESORTS (8.85%)
                1,400,000 Gaylord Entertainment Co.*                                     43,928,825         71,302,000
                2,884,000 Great Wolf Resorts, Inc.*#                                     53,906,108         40,260,640
                3,500,000 Kerzner Intl. Holdings, Ltd., Cl A*@                           35,000,000         35,000,000
                1,401,700 Penn National Gaming, Inc.*                                    40,093,264         58,338,754
                  750,000 Wynn Resorts, Ltd.*                                            10,280,653         70,387,500
                                                                                     --------------     --------------
                                                                                        183,208,850        275,288,894

BARON SMALL CAP FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
AS OF DECEMBER 31, 2006 (UNAUDITED)

                 SHARES                                                                   COST               VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                          RESTAURANTS (4.70%)
                2,250,000 AFC Enterprises, Inc.*#                                        36,931,249         39,757,500
                  300,000 Panera Bread Co., Cl A*                                         8,173,117         16,773,000
                  400,000 P.F. Chang's China Bistro, Inc.*                               18,790,662         15,352,000
                3,000,000 Texas Roadhouse, Inc., Cl A*                                   38,035,045         39,780,000
                1,400,000 The Cheesecake Factory, Inc.*                                  32,253,281         34,440,000
                                                                                     --------------     --------------
                                                                                        134,183,354        146,102,500

                          RETAIL - CONSUMER STAPLES (2.67%)
                2,702,500 Iconix Brand Group, Inc.*                                      43,851,110         52,401,475
                1,250,000 NuCO2, Inc.*#                                                  30,876,487         30,737,500
                                                                                     --------------     --------------
                                                                                         74,727,597         83,138,975

                          RETAIL - SPECIALTY STORES (7.17%)
                  840,000 Build-A-Bear Workshop, Inc.*                                   24,213,024         23,536,800
                1,157,503 Casual Male Retail Group, Inc.*#                                5,361,112         15,105,414
                  525,000 Casual Male Retail Group, Inc.*#@                               1,901,813          6,851,250
                  675,000 Design Within Reach, Inc.*                                      9,586,917          3,327,750
                1,330,000 DSW, Inc., Cl A*                                               31,575,437         51,298,100
                  525,000 Gaiam, Inc.*                                                    6,873,221          7,182,000
                  750,000 Guitar Center, Inc.*                                           36,791,851         34,095,000
                  200,000 J. Crew Group, Inc.*                                            4,497,614          7,710,000
                  700,000 Tractor Supply Co.*                                            24,635,320         31,297,000
                1,800,000 United Auto Group, Inc.                                        34,504,900         42,426,000
                                                                                     --------------     --------------
                                                                                        179,941,209        222,829,314

                          TRANSPORTATION (4.86%)
                  500,000 AerCap Holdings N.V.*                                          11,673,588         11,590,000
                  650,000 AirCastle, Ltd.                                                15,918,465         19,175,000
                  400,000 American Commercial Lines, Inc.*                               10,772,593         26,204,000
                  600,000 Florida East Coast Industries, Inc.                            32,278,199         35,760,000
                  600,000 Grupo Aeroportuario del Centro Norte, S.A.B. de C.V.*          12,630,181         13,356,000
                  500,000 Grupo Aeroportuario del Pacifico S.A.B. de CV                  16,830,373         19,595,000
                  600,000 Grupo Aeroportuario del Sureste S.A.B. de CV                   17,867,166         25,482,000
                                                                                     --------------     --------------
                                                                                        117,970,565        151,162,000

                          MISCELLANEOUS (0.63%)
                  422,700 Boulder Specialty Brands, Inc.*#                                3,496,157          3,592,950
                  525,000 Boulder Specialty Brands, Inc., Units*# (unit symbol)           5,795,750          5,790,750
                1,000,000 Freedom Acquisition Holdings, Inc., Units* (unit symbol)       10,000,000         10,200,000
                                                                                     --------------     --------------
                                                                                         19,291,907         19,583,700
                                                                                     --------------     --------------

TOTAL COMMON STOCKS                                                                   2,138,175,323      3,018,440,659
                                                                                     --------------     --------------

BARON SMALL CAP FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
AS OF DECEMBER 31, 2006 (UNAUDITED)

                 SHARES                                                                   COST               VALUE
-----------------------------------------------------------------------------------------------------------------------------------
WARRANTS (0.35%)
                          APPAREL (0.19%)
                1,981,100 Endeavor Acquisition Corp.
                          Warrants Exp 12/14/2009*                                        5,013,594          5,923,489

                          RETAIL - SPECIALTY STORES (0.16%)
                  882,353 Casual Male Retail Group, Inc.
                          Warrants Exp 04/26/2007*@#                                        220,588          4,014,706
                  100,000 Casual Male Retail Group, Inc.
                          Warrants Exp 07/02/2010*@#                                         49,000            829,000
                                                                                     --------------     --------------
                                                                                            269,588          4,843,706

                          MISCELLANEOUS (0.00%)
                   30,000 Boulder Specialty Brands, Inc.
                          Warrants Exp 12/16/2009*#                                          69,318             75,900
                                                                                     --------------     --------------

TOTAL WARRANTS                                                                            5,352,500         10,843,095
                                                                                     --------------     --------------

            PRINCIPAL
              AMOUNT
-------------------------

SHORT TERM MONEY MARKET INSTRUMENTS (2.15%)

             $ 22,749,999 Chesham Finance Ltd. 5.29%
                            due 01/02/2007                                               22,749,999         22,749,999

               19,953,067 Citigroup Funding, Inc. 5.29%
                            due 01/03/2007                                               19,953,067         19,953,067

               14,241,624 Ecolab, Inc. 5.29%
                            due 01/02/2007                                               14,241,624         14,241,624

                9,994,134 SanPaolo IMI U.S Financial Co. 5.28%
                            due 01/02/2007                                                9,994,134          9,994,134
                                                                                     --------------     --------------
TOTAL SHORT TERM MONEY MARKET INSTRUMENTS                                                66,938,824         66,938,824
                                                                                     --------------     --------------

TOTAL INVESTMENTS (99.57%)                                                           $2,210,466,647      3,096,222,578
                                                                                     ==============


CASH AND OTHER ASSETS
  LESS LIABILITIES (0.43%)                                                                                  13,287,336
                                                                                                        --------------

NET ASSETS (EQUIVALENT TO $22.83 PER
  SHARE BASED ON 136,188,148 SHARES
  OUTSTANDING)                                                                                          $3,109,509,914
                                                                                                        ==============

--------------
%        Represents percentage of net assets
@        Restricted and fair valued securities
#        See Note 3 regarding "affiliated investments".
^        Foreign domiciled corporation
*        Non-income producing securities
+ Represents security, or a portion thereof, in segregated custodian account
(unit
symbol)  One unit consists of one common share and one warrant.

                          See Notes to Schedules of Investments

BARON IOPPORTUNITY FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
AS OF DECEMBER 31, 2006(UNAUDITED)

                Shares                                                            COST           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (91.90%)

                       ADVERTISING SERVICES (7.39%)
               110,000 aQuantive, Inc.*                                        $ 2,367,059     $  2,712,600
                60,000 Getty Images, Inc.*                                       1,114,684        2,569,200
                13,500 Google, Inc., Cl A*                                       2,160,607        6,216,480
                                                                               -----------     ------------
                                                                                 5,642,350       11,498,280

                       BUSINESS SERVICES (5.71%)
                50,000 ChoicePoint, Inc.*                                        1,469,626        1,969,000
               385,000 LivePerson, Inc.*                                         2,166,148        2,013,550
               105,000 Monster Worldwide, Inc.*                                  1,586,596        4,897,200
                                                                               -----------     ------------
                                                                                 5,222,370        8,879,750

                       COMMUNICATIONS (22.39%)
                95,000 American Tower Corp., Cl A*                                 258,400        3,541,600
               239,100 Cogent Communications Group, Inc.*                        2,146,053        3,878,202
                84,500 Equinix, Inc.*                                            2,585,487        6,389,890
                60,000 NeuStar, Inc., Cl A*                                      1,859,719        1,946,400
                36,500 Research in Motion, Ltd.*                                 3,028,305        4,663,970
               115,000 SBA Communications Corp., Cl A*                           1,290,179        3,162,500
                93,000 Sprint Nextel Corp.                                       2,060,604        1,756,770
               547,500 Terremark Worldwide, Inc.*                                3,143,063        3,679,200
               159,000 Time Warner Telecom, Inc., Cl A*                          2,681,647        3,168,870
                75,000 VeriFone Holdings, Inc.*                                  1,624,149        2,655,000
                                                                               -----------     ------------
                                                                                20,677,606       34,842,402

                       COMMUNICATIONS EQUIPMENT (2.12%)
                15,000 Acme Packet, Inc.*                                          142,500          309,600
                79,000 QUALCOMM, Inc.                                            2,983,090        2,985,410
                                                                               -----------     ------------
                                                                                 3,125,590        3,295,010

                       COMPUTER TECHNOLOGY (3.84%)
                70,500 Apple Computer, Inc.*                                     3,875,373        5,981,220

                       CONSUMER PRODUCTS (1.06%)
               115,000 Shutterfly, Inc.*                                         1,736,679        1,656,000

                       CONSUMER SERVICES (4.25%)
                86,000 eBay, Inc.*                                               1,150,197        2,586,020
                65,000 priceline.com, Inc.*                                      1,345,503        2,834,650
                40,000 Travelzoo, Inc.*                                            737,778        1,198,000
                                                                               -----------     ------------
                                                                                 3,233,478        6,618,670

                       ENERGY SERVICES (0.93%)
                83,000 Medis Technologies, Ltd.*++                               1,866,494        1,446,690

                       ENTERPRISE HARDWARE (2.34%)
                50,000 Intel Corp.                                                 874,979        1,012,500
                85,000 Rackable Systems, Inc.*                                   2,664,407        2,632,450
                                                                               -----------     ------------
                                                                                 3,539,386        3,644,950

                       FINANCIAL SERVICES - BROKERAGE & EXCHANGES (14.46%)
               335,000 Charles Schwab Corp.                                      3,665,646        6,478,900
                10,000 Chicago Mercantile Exchange Holdings, Inc., Cl A          1,829,806        5,097,500
               230,000 E*TRADE Financial Corp.*                                  1,557,926        5,156,600
                 9,900 NYMEX Holdings, Inc.*                                       999,240        1,227,699
               102,000 optionsXpress Holdings, Inc.                              2,092,857        2,314,380
               162,500 TradeStation Group, Inc.*                                 1,744,754        2,234,375
                                                                               -----------     ------------
                                                                                11,890,229       22,509,454

                       FINANCIAL SERVICES - INSURANCE (1.49%)
               108,000 Admiral Group plc^                                        1,189,310        2,326,007

                       GAMING SERVICES (1.31%)
                67,500 Scientific Games Corp., Cl A*                             2,322,414        2,040,525

                       LEISURE (3.84%)
               120,000 Activision, Inc.*                                         1,653,134        2,068,800
                77,500 Electronic Arts, Inc.*                                    4,152,636        3,902,900
                                                                               -----------     ------------
                                                                                 5,805,770        5,971,700

BARON IOPPORTUNITY FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
AS OF DECEMBER 31, 2006(UNAUDITED)

                Shares                                                            COST           VALUE
-----------------------------------------------------------------------------------------------------------------------------------

                       MEDIA (11.99%)
                30,000 Central European Media Enterprises, Ltd.*                 2,110,846        2,100,000
               123,800 Comcast Corp., Cl A*                                      3,030,649        5,184,744
                82,000 Netflix, Inc.*                                            2,438,297        2,120,520
               185,000 News Corp., Cl A                                          3,269,588        3,973,800
               101,500 Time Warner, Inc.                                         1,480,641        2,210,670
               120,000 Yahoo! Inc.*                                              2,120,135        3,064,800
                                                                               -----------     ------------
                                                                                14,450,156       18,654,534

                       PRINTING AND PUBLISHING (1.70%)
                80,000 VistaPrint Limited*                                       1,988,192        2,648,800

                       REAL ESTATE (4.93%)
                62,500 CoStar Group, Inc.*                                       2,304,320        3,347,500
               785,000 Move, Inc.*                                               2,314,380        4,325,350
                                                                               -----------     ------------
                                                                                 4,618,700        7,672,850

                       RETAIL - SPECIALTY STORES (1.11%)
                35,000 Best Buy Co., Inc.                                        1,521,320        1,721,650

                       SOFTWARE (1.04%)
                30,000 Allscripts Healthcare Solutions, Inc.*                      845,325          809,700
                35,000 DivX, Inc.*                                                 560,000          807,450
                                                                               -----------     ------------
                                                                                 1,405,325        1,617,150
                                                                               -----------     ------------

TOTAL COMMON STOCKS                                                             94,110,742      143,025,642
                                                                               -----------     ------------

WARRANTS (0.00%)
                       MEDIA
               200,000 Loudeye Corp.
                       Warrants Exp 12/23/2010*@                                         0                0
                                                                               -----------     ------------

          PRINCIPAL
            AMOUNT
-----------------------
SHORT TERM MONEY MARKET INSTRUMENTS (9.07%)

           $ 5,736,613 AGA Capital, Inc. 5.31%
                         due 01/02/2007                                           5,736,613        5,736,613

             1,585,000 Chesham Finance Ltd. 5.29%
                         due 01/02/2007**                                         1,585,000        1,585,000

               800,000 Chesham Finance Ltd. 5.29%
                         due 01/02/2007                                             800,000          800,000

             5,996,473 Ecolab, Inc. 5.29%
                         due 01/02/2007                                           5,996,473        5,996,473
                                                                              -------------     ------------
TOTAL SHORT TERM MONEY MARKET INSTRUMENTS                                        14,118,086       14,118,086
                                                                              -------------     ------------

TOTAL INVESTMENTS (100.97%)                                                   $ 108,228,828      157,143,728
                                                                              =============

LIABILITIES LESS
    CASH AND OTHER ASSETS (-0.97%)                                                                (1,506,937)
                                                                                                ------------

NET ASSETS (EQUIVALENT TO $10.90 PER
  SHARE BASED ON 14,279,019 SHARES
  OUTSTANDING)                                                                                  $155,636,791
                                                                                                ============

----------------
%  Represents percentage of net assets
*  Non-income producing securities
@  Restricted and fair valued securities
^  Foreign domiciled corporation
++ Represents security, or portion thereof, on loan as of December 31, 2006. ** Investment from cash collateral received for loaned security.

See Notes to Schedules of Investments.

BARON FIFTH AVENUE GROWTH FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
AS OF DECEMBER 31, 2006(UNAUDITED)

     SHARES                                                                               COST                        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (95.74%)

              ADVERTISING SERVICES (1.08%)
      3,000   Google, Inc., Cl A*                                                    $ 301,280               $    1,381,440

              BUSINESS SERVICES (3.61%)
     55,000   Automatic Data Processing, Inc.                                        2,444,533                    2,708,750
     17,000   ChoicePoint, Inc.*                                                       770,270                      669,460
     30,000   Iron Mountain, Inc.*                                                     881,830                    1,240,200
                                                                                --------------               --------------
                                                                                     4,096,633                    4,618,410

              COMMUNICATIONS (2.33%)
     80,000   American Tower Corp., Cl A*                                            1,824,692                    2,982,400


              COMPUTER TECHNOLOGY (5.97%)
     32,000   Apple Computer, Inc.*                                                  1,595,371                    2,714,880
    165,000   Microsoft Corp.                                                        3,790,087                    4,926,900
                                                                                --------------               --------------
                                                                                     5,385,458                    7,641,780

              CONSUMER PRODUCTS (12.18%)
     35,000   Cadbury Schweppes plc                                                  1,318,807                    1,502,550
     54,000   Diageo plc                                                             3,632,159                    4,282,740
     20,000   Groupe Danone                                                            628,520                      652,000
     60,000   PepsiCo, Inc.                                                          3,621,494                    3,753,000
     84,000   The Procter & Gamble Co.                                               4,688,080                    5,398,680
                                                                                --------------               --------------
                                                                                    13,889,060                   15,588,970

              ENERGY SERVICES (3.39%)
     27,000   Diamond Offshore Drilling, Inc.                                        2,149,910                    2,158,380
     27,000   Transocean, Inc.*                                                      2,094,937                    2,184,030
                                                                                --------------               --------------
                                                                                     4,244,847                    4,342,410

              FINANCIAL SERVICES - ASSET MANAGEMENT (4.26%)
     50,000   AllianceBernstein Holding L.P.                                         3,006,460                    4,020,000
     15,000   Legg Mason, Inc.                                                       1,595,980                    1,425,750
                                                                                --------------               --------------
                                                                                     4,602,440                    5,445,750

              FINANCIAL SERVICES - BANKING (3.62%)
    100,000   Wells Fargo & Company                                                  3,539,796                    3,556,000
     13,000   Zions Bancorporation                                                     903,402                    1,071,720
                                                                                --------------               --------------
                                                                                     4,443,198                    4,627,720

              FINANCIAL SERVICES - BROKERAGE & EXCHANGES (8.72%)
     16,000   Bear Stearns Companies, Inc.                                           2,084,908                    2,604,480
    150,000   Charles Schwab Corp.                                                   1,728,189                    2,901,000
      6,000   Chicago Mercantile Exchange Holdings, Inc., Cl A                       1,499,604                    3,058,500
     13,000   The Goldman Sachs Group, Inc.                                          1,901,917                    2,591,550
                                                                                --------------               --------------
                                                                                     7,214,618                   11,155,530

              FINANCIAL SERVICES - INSURANCE (1.78%)
         10   Berkshire Hathaway, Inc., Cl A*                                          901,366                    1,099,900
     34,000   W. R. Berkley Corp.                                                      829,142                    1,173,340
                                                                                --------------               --------------
                                                                                     1,730,508                    2,273,240

              FINANCIAL SERVICES - MISCELLANEOUS (3.65%)
     77,000   American Express Co.                                                   3,997,245                    4,671,590

              HEALTHCARE SERVICES (0.90%)
      7,000   Laboratory Corp. of America Holdings*                                    331,165                      514,290
     12,000   Quest Diagnostics, Inc.                                                  614,051                      636,000
                                                                                --------------               --------------
                                                                                       945,216                    1,150,290

              HEALTHCARE SERVICES - INSURANCE (5.43%)
     65,000   UnitedHealth Group, Inc.                                               2,722,492                    3,492,450
     44,000   WellPoint, Inc.*                                                       2,748,974                    3,462,360
                                                                                --------------               --------------
                                                                                     5,471,466                    6,954,810

BARON FIFTH AVENUE GROWTH FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
AS OF DECEMBER 31, 2006(UNAUDITED)

     SHARES                                                                               COST                        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
              HOTELS AND LODGING (1.22%)
     25,000   Starwood Hotels & Resorts Worldwide, Inc.                              1,429,664                    1,562,500

              MEDIA (10.93%)
    100,000   Comcast Corp., Cl A*                                                   3,514,346                    4,188,000
     21,000   Lamar Advertising Co., Cl A*                                           1,173,781                    1,373,190
     80,000   News Corp., Cl A                                                       1,231,907                    1,718,400
    140,000   Time Warner, Inc.                                                      2,690,627                    3,049,200
     80,000   Walt Disney Co.                                                        1,966,149                    2,741,600
     36,000   Yahoo! Inc.*                                                             936,690                      919,440
                                                                                --------------               --------------
                                                                                    11,513,500                   13,989,830

              PHARMACEUTICAL (2.58%)
     50,000   Johnson & Johnson                                                      3,021,572                    3,301,000

              REAL ESTATE - REITS (2.01%)
      2,000   SL Green Realty Corp.                                                    266,000                      265,560
     19,000   Vornado Realty Trust                                                   1,123,470                    2,308,500
                                                                                --------------               --------------
                                                                                     1,389,470                    2,574,060

              RECREATION AND RESORTS (8.06%)
     55,000   Las Vegas Sands Corp.*                                                 1,858,518                    4,921,400
     60,000   Marriott International, Inc., Cl A                                     1,885,663                    2,863,200
     27,000   Wynn Resorts, Ltd.*                                                    1,961,323                    2,533,950
                                                                                --------------               --------------
                                                                                     5,705,504                   10,318,550

              RESTAURANTS (0.50%)
     18,000   Starbucks Corp.*                                                         354,443                      637,560

              RETAIL - CONSUMER STAPLES (7.84%)
     20,000   CVS Corp.                                                                464,962                      618,200
     97,000   Federated Department Stores, Inc.                                      3,705,251                    3,698,610
     59,000   Target Corp.                                                           2,802,251                    3,365,950
     50,000   Whole Foods Market, Inc.                                               2,721,432                    2,346,500
                                                                                --------------               --------------
                                                                                     9,693,896                   10,029,260

              RETAIL - SPECIALTY STORES (5.68%)
     40,000   Bed Bath & Beyond, Inc.*                                               1,416,173                    1,524,000
     55,000   Coach, Inc.*                                                           1,232,076                    2,362,800
     50,000   The Home Depot, Inc.                                                   1,888,681                    2,008,000
     35,000   Tiffany & Co.                                                          1,108,919                    1,373,400
                                                                                --------------               --------------
                                                                                     5,645,849                    7,268,200
                                                                                --------------               --------------

TOTAL COMMON STOCKS                                                                 96,900,559                  122,515,300
                                                                                --------------               --------------

  PRINCIPAL
     AMOUNT
-----------

SHORT TERM MONEY MARKET INSTRUMENTS (3.42%)

 $4,370,000   Chesham Finance Ltd. 5.29%
              due 01/02/2007                                                         4,370,000                    4,370,000
                                                                                --------------               --------------

TOTAL INVESTMENTS (99.16%)                                                      $  101,270,559                  126,885,300
                                                                                ==============

CASH AND OTHER ASSETS LESS
    LIABILITIES (0.84%)                                                                                           1,080,899
                                                                                                             --------------

NET ASSETS (EQUIVALENT TO $13.11 PER
  SHARE BASED ON 9,762,221 SHARES
  OUTSTANDING)                                                                                               $  127,966,199
                                                                                                             ==============

--------------
% Represents percentage of net assets
* Non-income producing securities

See Notes to Schedules of Investments.

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED)

Baron Investment Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company established as a Massachusetts business trust on February 19, 1987. The Trust currently offers five series (individually a "Fund" and collectively the "Funds"): Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron iOpportunity Fund, and Baron Fifth Avenue Growth Fund. Prior to October 22, 2004, the name of the Trust was Baron Asset Fund.

(1) SECURITY VALUATION. Portfolio securities traded on any national stock exchange are valued based on the last sale price. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. Securities traded in foreign markets are valued using prices reported by local foreign markets and translated into U.S. dollars using the mean of the bid and offer prices of such currencies at the time the net asset value is determined. Where market quotations are not readily available, or in the Adviser's judgment, they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the securities will be valued by the Adviser using procedures established by the Board of Trustees. The Adviser has a fair valuation committee comprised of senior executives and members of the Board. Factors the committee uses include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent, or quotations are genuine. There can be no assurance, however, that a fair valuation used by the Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. Debt instruments having a remaining maturity greater than sixty days will be valued at the highest bid price from the dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved by the Board of Trustees. Money market instruments held by the Funds with a remaining maturity of sixty days or less are valued at amortized cost, which approximates value.

(2) COST OF INVESTMENTS FOR INCOME TAX PURPOSES.

At December 31, 2006 the net unrealized appreciation based on the cost of investments for income tax purposes was as follows:

                                                                                                      BARON            BARON FIFTH
                                      BARON ASSET          BARON GROWTH        BARON SMALL CAP     IOPPORTUNITY       AVENUE GROWTH
                                         FUND                 FUND                  FUND              FUND                FUND
                                    ---------------      ---------------      ---------------      -------------      -------------
Cost of investments                 $ 2,158,835,944      $ 3,964,783,517      $ 2,211,115,957      $ 110,640,029      $ 102,052,993
                                    ===============      ===============      ===============      =============      =============

Unrealized appreciation             $ 1,608,905,638      $ 2,000,652,036      $   958,835,564      $  49,711,694      $  26,057,758
Unrealized depreciation                 (59,933,071)         (83,435,701)         (73,728,943)        (3,207,995)        (1,225,451)
                                    ---------------      ---------------      ---------------      -------------      -------------
Net unrealized appreciation         $ 1,548,972,567      $ 1,917,216,335      $   885,106,621      $  46,503,699      $  24,832,307
                                    ===============      ===============      ===============      =============      =============

(3) AFFILIATED INVESTMENTS*

                                BARON ASSET FUND

                                             Balance of          Gross       Gross Sales        Balance of
                                           Shares Held on      Purchases         and          Shares Held on           Value
              NAME OF ISSUER               Sept. 30, 2006    and Additions   Reductions       Dec. 31, 2006        Dec. 31, 2006
---------------------------------------------------------------------------------------------------------------------------------
Alexander's, Inc.                              314,000                                           314,000          $131,770,100
Apollo International, Inc. S-A CV Pfd.         105,264                                           105,264               600,000
Vail Resorts, Inc.                           3,000,000                                         3,000,000           134,460,000
                                                                                                              -----------------
  TOTAL INVESTMENT IN "AFFILIATES"
    (7.46% OF NET ASSETS)                                                                                         $266,830,100
                                                                                                              =================

* Affiliated investments, as defined in the Investment Company Act of 1940, are investments in which a Fund held 5% or more of the outstanding voting securities during the period October 1, 2006 to December 31, 2006.

-------------------------------------------------------------------------------





                                BARON GROWTH FUND

                                            Balance of           Gross        Gross Sales        Balance of
                                          Shares Held on       Purchases          and          Shares Held on           Value
              NAME OF ISSUER              Sept. 30, 2006     and Additions    Reductions       Dec. 31, 2006        Dec. 31, 2006
----------------------------------------------------------------------------------------------------------------------------------
AMERIGROUP, Corp.                              3,700,000                       700,000          3,000,000          $107,670,000
Blue Nile, Inc.                                  875,000                                          875,000            32,278,750
Centene Corp.                                  3,000,000                       500,000          2,500,000            61,425,000
Center Financial Corp.                           850,000                                          850,000            20,374,500
Chemed Corp.                                   1,350,000                                        1,350,000            49,923,000
DeVry, Inc.                                    3,700,000                                        3,700,000           103,600,000
Encore Acquisition Co.                         3,400,000                       300,000          3,100,000            76,043,000
Peet's Coffee & Tea, Inc.                        700,000                                          700,000            18,368,000
Ralcorp Hldgs., Cl A                           1,400,000                                        1,400,000            71,246,000
Select Comfort Corp.                           2,700,000                                        2,700,000            46,953,000
Symyx Technologies, Inc.                       1,650,000                                        1,650,000            35,623,500
                                                                                                                ---------------
  TOTAL INVESTMENT IN "AFFILIATES"
    (10.57% OF NET ASSETS)                                                                                         $623,504,750
                                                                                                                ===============

* Affiliated investments, as defined in the Investment Company Act of 1940, are investments in which a Fund held 5% or more of the outstanding voting securities during the period October 1, 2006 to December 31, 2006.

-------------------------------------------------------------------------------

AFFILIATED INVESTMENTS*
                              BARON SMALL CAP FUND

                                         Balance of            Gross         Gross Sales        Balance of
                                       Shares Held on        Purchases           and          Shares Held on           Value
              NAME OF ISSUER           Sept. 30, 2006      and Additions     Reductions       Dec. 31, 2006        Dec. 31, 2006
---------------------------------------------------------------------------------------------------------------------------------
AFC Enterprises, Inc.                       2,250,000                                          2,250,000           $39,757,500
Boulder Specialty Brands, Inc.                      -         422,700                            422,700             3,592,950
Boulder Specialty Brands, Inc.,
  Units                                             -         525,000                            525,000             5,790,750
Boulder Specialty Brands, Inc.,
  Warrants Exp 12/16/2009                           -          30,000                             30,000                75,900
Cash Systems, Inc.                          1,500,000                                          1,500,000            10,710,000
Casual Male Retail Group, Inc.              1,157,503         525,000                          1,682,503            21,956,664
Casual Male Retail Group, Inc.,
  Warrants Exp 04/26/2007                   1,407,353                         525,000            882,353             4,014,706
Casual Male Retail Group, Inc.,
  Warrants Exp 07/02/2010                     100,000                                            100,000               829,000
DTS, Inc.                                   1,625,000                                          1,625,000            39,308,750
Great Wolf Resorts, Inc.                    2,750,000         134,000                          2,884,000            40,260,640
Iconix Brand Group, Inc.                    2,500,000         202,500                          2,702,500                       **
Kensey Nash Corp.                             950,000                                            950,000            30,210,000
MarineMax, Inc.                             1,650,000                                          1,650,000            42,784,500
Measurement Specialties, Inc.               1,000,000                         413,200            586,800                       **
NuCO2, Inc.                                 1,250,000                                          1,250,000            30,737,500
                                                                                                               ----------------
  TOTAL INVESTMENT IN "AFFILIATES"
    (8.68% OF NET ASSETS)                                                                                         $270,028,860
                                                                                                               ================

*   Affiliated investments, as defined in the Investment Company Act of
    1940, are investments in which a Fund held 5% or more of the outstanding voting securities during the period October 1, 2006 to December 31, 2006.
**  As of December 31, 2006, no longer an affiliate.
-----------------------------------------------------------------------------


For additional information regarding the Funds' other significant accounting policies, please refer to the Funds' most recent Annual or Semi-Annual shareholder report filed on the Securities and Exchange Commission's website, www.sec.gov.

Item 2. Controls and Procedures.

     (a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

     (a) Separate certifications for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                  Baron Investment Funds Trust




                                  By: /s/Ronald Baron
                                     ------------------------------------------
                                         Ronald Baron
                                         Chief Executive Officer

                                  Date:  March 1, 2007




     Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.




                                  By: /s/Ronald Baron
                                     ------------------------------------------
                                         Ronald Baron
                                         Chief Executive Officer



                                  By: /s/ Peggy Wong
                                     ------------------------------------------
                                          Peggy Wong
                                          Treasurer and Chief Financial Officer

                                  Date:   March 1, 2007